PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of plans sponsored by the Company and its subsidiaries and related benefit types

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare – Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil

Schedule of reconciliation of net liabilities (assets)

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Present value of DB plan obligations	1,954,418	1,548,742	3,503,160	2,167,726	1,917,650	4,085,376
Fair value of plan assets	3,158,617	885,337	4,043,954	3,233,947	920,586	4,154,533
Net liabilities (assets)	(1,204,199)	663,405	(540,794)	(1,066,221)	997,064	(69,157)

Asset limitation	1,112,307	—	1,112,307	1,072,192	—	1,072,192

Current assets	(73,314)	—	(73,314)	(30,673)	—	(30,673)
Non-current assets	(83,732)	—	(83,732)	(43,375)	—	(43,375)
Current liabilities	8,678	22,349	31,027	8,683	22,905	31,588
Non-current liabilities	56,476	641,056	697,532	71,336	974,159	1,045,495

Summary of total expenses recognized in the income statement

	2024			2023			2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Current service cost	2,037	15,806	17,843	1,747	9,378	11,125	1,857	13,667	15,524
Net interest on net actuarial assets/liabilities	71	91,769	91,840	5,903	68,825	74,728	(2,466)	51,628	49,162
Total	2,108	107,575	109,683	7,650	78,203	85,853	(609)	65,295	64,686

Summary of amounts recognized in other comprehensive income (loss)

	2024			2023			2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Actuarial losses (gains)	(73,304)	(425,490)	(498,794)	352,011	352,974	704,985	(46,511)	6,843	(39,668)
Asset limitation effect	(56,647)	—	(56,647)	(431,071)	(126,032)	(557,103)	46,240	71,149	117,389
Total	(129,951)	(425,490)	(555,441)	(79,060)	226,942	147,882	(271)	77,992	77,721
Income tax and social contribution levied on the total amounts recognized in other comprehensive income were: (i) in 2024: R$188,153, of which R$149,103 was deferred income tax and social contribution and R$39,050 was current income tax and social contribution; (ii) in 2023: (R$48,925), of which (R$79,229) was deferred income tax and social contribution and R$30,304 was current income tax and social contribution; and (ii) in 2022: R$26,335, was deferred income tax and social contribution.

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Net defined benefit liability (asset) at the beginning of the year	5,971	997,064	1,003,035	64,725	700,930	765,655
Expenses	2,108	107,575	109,683	7,650	78,203	85,853
Sponsor contributions	(9,588)	(15,744)	(25,332)	(10,108)	(9,011)	(19,119)
Amounts recognized in OCI	(129,951)	(425,490)	(555,441)	(79,060)	226,942	147,882
Distribution of reserves	39,568	—	39,568	22,764	—	22,764
Net defined benefit liability (asset) at the end of the year	(91,892)	663,405	571,513	5,971	997,064	1,003,035
Actuarial assets per balance sheet	(157,046)	—	(157,046)	(74,048)	—	(74,048)
Actuarial liabilities per balance sheet	65,154	663,405	728,559	80,019	997,064	1,077,083

Schedule of results projected for 2023

	Post-retirement pension plans	Post-retirement health plans	Total
Current service cost	1,781	8,381	10,162
Net interest on net defined benefit liability/asset	23,900	73,915	97,815
Total	25,681	82,296	107,977

Schedule of sponsoring company contributions projected for 2023

	Post-retirement pension plans	Post-retirement health plans	Total
Sponsor contributions	1,645	52	1,697
Benefits paid directly by the sponsor	8,678	22,486	31,164
Total	10,323	22,538	32,861

Schedule of average weighted duration of defined benefit liability

	Post-retirement pension plans	Post-retirement health plans
In 2024	6.9 years	11.8 years
In 2023	8.0 years	13.8 years

Schedule of actuarial assumptions

12.31.2024
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	11.07% to 11.67%	11.07% to 11.20%
Future salary growth rate	4.57% to 6.60%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2018 to 2022)	Turnover experience in VISÃO plans (2020 to 2022)

12.31.2023
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	8.90% to 9.07%	9.07% to 9.18%
Future salary growth rate	4.57% to 6.60%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2018 to 2022)	Turnover experience in VISÃO plans (2020 to 2022)
In addition to the assumptions presented in the tables above, for 2024 and 2023 other assumptions common to all plans were adopted, as follows: (i) long-term inflation rate: 3.50% in 2024 and 2023; and (ii) annual increase in the use of medical services according to age: 4.0% in 2024 and 2023.
31.c.3.12. Changes in actuarial assumptions in relation to the prior year
In order to adjust some actuarial assumptions to the economic and demographic reality, a study was conducted for the plans administered by Visão Prev and Sistel, which adopted the definition of the assumptions in their Deliberative Councils.
The main economic and financial assumptions that have changed in relation to the previous fiscal year and that interfere with the defined benefit liability are: (i) rates for discount to present value of the defined benefit liability; (ii) long-term inflation rate; (iii) rate of future wage growth; (iv) rate of growth of medical costs; and (v) annual nominal index of adjustment of social security benefits.
The impacts on the plans’ defined benefit liabilities due to the new definition of the actuarial assumptions are as follows:

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,954,418	1,548,742	3,503,160
Defined benefit liability, based on prior-year actuarial assumptions	2,253,950	1,955,912	4,209,862
Difference from change in actuarial assumptions	(299,532)	(407,170)	(706,702)
31.c.3.13. Sensitivity analysis for actuarial assumptions
The Company believes that the significant actuarial assumptions with reasonable likelihood of variation due to financial and economic scenarios, which could significantly change the amount of the defined benefit obligation, are the discount rate used to adjust the defined benefit liability to present value and the rate of growth of medical costs.
Below, we present a sensitivity analysis on the defined benefit obligation for scenarios of a 0.5% increase and a 0.5% reduction in the discount rate used to adjust the defined benefit liability to present value.

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	1,954,418	1,548,742	3,503,160
Considering a rate increased by 1%	1,954,418	1,730,907	3,685,325
Considering a rate decreased by 1%	1,954,418	1,395,519	3,349,937

Defined benefit liability, discounted to present value at current rate	1,954,418	1,548,742	3,503,160
Considering a rate increased by 0.5%	1,900,202	1,469,618	3,369,820
Considering a rate decreased by 0.5%	2,012,028	1,635,539	3,647,567
31.c.3.14. Allocation of plan assets

	Consolidado
	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,417,123	850,897	3,268,020	2,571,155	867,468	3,438,623
Treasury Financial Letter	605,490	12,041	617,531	398,452	53,118	451,570
Repurchase operations	14,203	—	14,203	139,788	—	139,788
Debentures	14,148	—	14,148	17,840	—	17,840
Financial Letter	1,309	—	1,309	805	—	805
FIDC shares / Others	3,370	—	3,370	2,821	—	2,821
National Treasury Notes (LTN)	4,629	22,399	27,028	—	—	—
Variable income investments
Investments linked to funds and market indexes	4,509	—	4,509	4,917	—	4,917
Real estate investments	75,862	—	75,862	79,423	—	79,423
Loans to participants	15,654	—	15,654	16,669	—	16,669
Structured and overseas investments	2,320	—	2,320	2,077	—	2,077
Total	3,158,617	885,337	4,043,954	3,233,947	920,586	4,154,533

Schedule of impacts on the plans' defined benefit liabilities due to the new definition of the actuarial assumptions

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,954,418	1,548,742	3,503,160
Defined benefit liability, based on prior-year actuarial assumptions	2,253,950	1,955,912	4,209,862
Difference from change in actuarial assumptions	(299,532)	(407,170)	(706,702)

Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	1,954,418	1,548,742	3,503,160
Considering a rate increased by 1%	1,954,418	1,730,907	3,685,325
Considering a rate decreased by 1%	1,954,418	1,395,519	3,349,937

Defined benefit liability, discounted to present value at current rate	1,954,418	1,548,742	3,503,160
Considering a rate increased by 0.5%	1,900,202	1,469,618	3,369,820
Considering a rate decreased by 0.5%	2,012,028	1,635,539	3,647,567

Summary of allocation of plan assets

	Consolidado
	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,417,123	850,897	3,268,020	2,571,155	867,468	3,438,623
Treasury Financial Letter	605,490	12,041	617,531	398,452	53,118	451,570
Repurchase operations	14,203	—	14,203	139,788	—	139,788
Debentures	14,148	—	14,148	17,840	—	17,840
Financial Letter	1,309	—	1,309	805	—	805
FIDC shares / Others	3,370	—	3,370	2,821	—	2,821
National Treasury Notes (LTN)	4,629	22,399	27,028	—	—	—
Variable income investments
Investments linked to funds and market indexes	4,509	—	4,509	4,917	—	4,917
Real estate investments	75,862	—	75,862	79,423	—	79,423
Loans to participants	15,654	—	15,654	16,669	—	16,669
Structured and overseas investments	2,320	—	2,320	2,077	—	2,077
Total	3,158,617	885,337	4,043,954	3,233,947	920,586	4,154,533

Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of results projected for 2023

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability at the beginning of the year	2,167,726	1,917,650	4,085,376	1,969,220	1,495,397	3,464,617
Current service costs	2,037	15,806	17,843	1,747	9,378	11,125
Interest on actuarial liabilities	186,004	172,297	358,301	183,161	143,981	327,142
Benefits paid	(196,336)	(82,107)	(278,443)	(192,759)	(69,670)	(262,429)
Member contributions paid	182	—	182	231	—	231
Actuarial losses (gains) adjusted by experience	94,337	(67,734)	26,603	89,991	156,879	246,870
Actuarial losses (gains) adjusted by financial assumptions	(299,532)	(407,170)	(706,702)	115,649	155,209	270,858
Actuarial losses (gains) adjusted by demographic assumptions	—	—	—	486	26,476	26,962
Defined benefit liability at the end of the year	1,954,418	1,548,742	3,503,160	2,167,726	1,917,650	4,085,376

Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Fair value of plan assets at the beginning of the year	3,233,947	920,586	4,154,533	3,273,309	909,271	4,182,580
Benefits paid	(188,315)	(66,412)	(254,727)	(184,151)	(60,705)	(244,856)
Participants contributions paid	182	—	182	231	—	231
Sponsor contributions paid	1,566	49	1,615	1,500	46	1,546
Interest income on plan assets	282,696	80,528	363,224	311,706	86,385	398,091
Return on plan assets excluding interest income	(131,891)	(49,414)	(181,305)	(145,884)	(14,411)	(160,295)
Distribution of reserves	(39,568)	—	(39,568)	(22,764)	—	(22,764)
Fair value of plan assets at the end of the year	3,158,617	885,337	4,043,954	3,233,947	920,586	4,154,533

Effect of asset ceiling [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Asset Limitation at the beginning of the year	1,072,192	—	1,072,192	1,368,814	114,804	1,483,618
Interest on the asset limitation	96,762	—	96,762	134,449	11,228	145,677
Changes in the assets limitation, except interest	(56,647)	—	(56,647)	(431,071)	(126,032)	(557,103)
Asset Limitation at the end of the year	1,112,307	—	1,112,307	1,072,192	—	1,072,192